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     2002 Semiannual Report
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     JANUS CORE EQUITY FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ...........................      5

     Statement of Operations ........................................     6

     Statement of Changes in Net Assets .............................     7

     Financial Highlights ...........................................     8

     Notes to Schedule of Investments ...............................     9

     Notes to Financial Statements ..................................    10

     Explanation of Charts and Tables ...............................    14

     Shareholder Meeting ............................................    16

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If you'd like to keep track of other Janus funds, all reports are available
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JANUS CORE EQUITY FUND                         Karen L. Reidy, portfolio manager

For the six-month period ended April 30, 2002, Janus Core Equity Fund rose 7.64% compared to a gain of only 2.31% for the S&P 500 Index.(1) As a result, the Fund achieved a top-decile ranking for the one-year period ended April 30, 2002, placing 66th out of 826 large-cap core funds tracked by Lipper, a Reuters Company and a leading mutual fund-rating company.(2)

[PHOTO]

After making a sizzling comeback at year-end, stocks turned lukewarm in 2002. Shares were pressured as fears over the accounting scandal that brought down energy trader Enron tainted the broader market. Still, interest rates at historic lows, robust consumer confidence and rising industrial production and business inventories provided reasons for optimism. But while the economic outlook brightened, capital spending remained sluggish and corporate earnings continued to be weak. As investors scaled back their expectations for a strong rebound, the three major equity indices in turn recorded lackluster gains for the period.

Minnesota Mining & Manufacturing, the 100-year-old industrial giant that officially changed its name to 3M in April, contributed to our performance. Despite slowing domestic growth as the U.S. economy stalled and cooling demand overseas, the company has benefited from the leadership of new CEO Jim McNerny, who has implemented several aggressive cost-cutting and efficiency programs he learned during his tenure at General Electric. Among his most important initiatives is a new focus on pay for performance to motivate top executives. After only a year on the job, McNerny's strategic restructuring has already produced rising profits in the face of weaker sales. What's more, I believe improvements in working capital and free cash flow should provide a steady tailwind for the stock going forward.

Another standout was Honeywell International. Our interest in the diversified manufacturer was piqued when its merger with GE fell through last year over anticompetitive objections of European Union regulators. At the time, we viewed Honeywell as a "special situation" - in other words, a company that is undervalued, but which possesses a catalyst for growth. In this case, the catalyst was past Honeywell CEO Larry Bossidy, who temporarily reassumed the top spot. Bossidy, in turn, has named his former GE colleague David Cote, most recently CEO of TRW (aerospace and defense contractor), to continue the work of transforming the company. Business at the manufacturer's Aerospace unit, meanwhile, has soared as defense spending has jumped. Additionally, we see an eventual recovery in the commercial airline industry driving future revenue growth.

Anheuser-Busch was a winner as well. The brewer, a company I've owned since I became manager of the Fund, typifies the kind of businesses I want to own. Over the years, the maker of Budweiser, Bud Light, Busch, Michelob and other specialty brands has impressed me with its rising free cash flow, declining capital intensity and dominant and growing market share. All in all, the company's consistent performance and top-notch management team continue to win my confidence.

On the downside, IBM hindered our results. Like many of its blue-chip brethren, the computer and technology behemoth slipped lower on investor misperceptions about its financial reporting practices. But while the company's accounting was given a clean bill of health, its fundamental revenue growth weakened as investment in technology products and services continued to slow despite signs of improvement elsewhere in the economy. This reinforced my belief that a recovery in capital spending on technology would lag other business investment, prompting me to reassess my original thesis for IBM and sell the stock.

AT&T Wireless Services was also a disappointment. We were first attracted to the company because it was better capitalized than other wireless providers and projected it would be cash flow-positive long before its rivals. On top of that, the firm boasted great brand-name recognition and growing market share. Unfortunately, our investment thesis failed to play out as we had anticipated. First, an excess supply of wireless equity and debt in the market depressed the entire sector. Later, the FCC refunded payments AT&T Wireless had made to secure the rights to airwaves formerly held by bankrupt NextWave Telecom until a dispute over ownership of the licenses is settled. Without that spectrum, however, AT&T will be unable to offer enhanced 2.5 and 3G services to customers. We therefore liquidated the position, taking a loss on the sale.

Looking ahead, the markets appear to be locked in a period of "wait and see" with regard to when the Federal Reserve will raise interest rates and when corporate profits will match the growth that recent economic data indicate we are experiencing. But while the markets are "on hold," we on the other hand are seeking out attractively valued companies whose managements have a history of executing.

Thank you for investing in Janus Core Equity Fund.

(1)  Both returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar invesment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of March 31, 2002, Lipper ranked Janus Core Equity Fund 168 out of 807 and 2 out of 374 large-cap core funds for the 1-, and 5-year periods. As of April 30, 2002, Lipper ranked Janus Core Equity Fund 1 out of 385 large-cap core funds for the 5-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                       Janus Core Equity Fund  April 30, 2002  1

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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              90.3%                87.0%
  Foreign                                              8.9%                 7.1%
Top 10 Equities                                       24.5%                28.3%
Number of Stocks                                         80                   64
Cash, Cash Equivalents and
  Fixed-Income Securities                              9.7%                13.0%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Diversified Operations                                 8.9%                 7.2%
Automotive - Cars and Light Trucks                     6.9%                 2.3%
Multimedia                                             4.9%                 3.4%
Medical - Drugs                                        3.7%                 5.1%
Diversified Financial Services                         3.5%                 5.7%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Citigroup, Inc.                                        3.5%                 5.7%
3M Co.                                                 3.2%                 2.4%
Honeywell International, Inc.                          2.9%                 1.1%
Marsh & McLennan Companies, Inc.                       2.4%                 2.6%
J.P. Morgan Chase & Co.                                2.3%                 2.0%
Wyeth                                                  2.2%                 2.2%
Automatic Data Processing, Inc.                        2.1%                 2.4%
AFLAC, Inc.                                            2.0%                   --
Anheuser-Busch Companies, Inc.                         2.0%                 2.1%
Exxon Mobil Corp.                                      1.9%                 2.1%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 6/28/96*
(8.21)%         14.40%             16.16%

Janus Core Equity
Fund
$23,977

S&P 500 Index
$17,491

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Core Equity Fund and the S&P 500 Index. Janus Core Equity Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, June 28, 1996, through April 30, 2002. The upper and lower right quadrants reflect the ending value of the hypothetical investment in Janus Core Equity Fund ($23,977) as compared to the S&P 500 Index ($17,491).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 86.2%
Advertising Sales - 1.0%
     209,125    Lamar Advertising Co.* ......................     $    8,977,736

Agricultural Operations - 1.3%
     365,845    Monsanto Co. ................................         11,268,026

Applications Software - 0.6%
      99,915    Microsoft Corp.* ............................          5,221,558

Automotive - Cars and Light Trucks - 3.8%
     278,482    BMW A.G. ....................................     $   11,116,290
     430,745    Ford Motor Co. ..............................          6,891,920
     250,250    General Motors Corp. ........................         16,053,538

                                                                      34,061,748

Automotive - Truck Parts and Equipment - 1.7%
     157,124    Autoliv A.B. ................................          3,494,115
     754,615    Delphi Corp. ................................         11,734,263

                                                                      15,228,378

See Notes to Schedule of Investments.

2  Janus Core Equity Fund  April 30, 2002
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JANUS CORE EQUITY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Beverages - Non-Alcoholic - 1.8%
     116,165    Coca-Cola Co. ...............................     $    6,448,319
     187,950    PepsiCo, Inc. ...............................          9,754,605

                                                                      16,202,924

Beverages - Wine and Spirits - 1.4%
     929,617    Diageo PLC ..................................         12,341,607

Brewery - 2.0%
     329,840    Anheuser-Busch Companies, Inc. ..............         17,481,520

Cable Television - 0.4%
     142,468    Comcast Corp. - Special Class A* ............          3,811,019

Chemicals - Diversified - 1.4%
     287,900    E.I. du Pont de Nemours and Co. .............         12,811,550

Commercial Banks - 0%
       1,104    Julius Baer Holding, Ltd. ...................            355,709

Computer Services - 0.5%
      89,970    Electronic Data Systems Corp. ...............          4,881,772

Computers - 1.4%
     499,420    Apple Computer, Inc.* .......................         12,120,923

Computers - Peripheral Equipment - 1.1%
     161,130    Lexmark International Group, Inc. - Class A*           9,632,351

Consulting Services - 0.6%
     244,140    Accenture, Ltd.* ............................          5,234,362

Cosmetics and Toiletries - 2.6%
     170,000    Colgate-Palmolive Co. .......................          9,011,700
     158,485    Procter & Gamble Co. ........................         14,304,856

                                                                      23,316,556

Data Processing and Management - 3.2%
     370,660    Automatic Data Processing, Inc. .............         18,844,354
     120,390    First Data Corp. ............................          9,569,801

                                                                      28,414,155

Diversified Financial Services - 3.5%
     727,815    Citigroup, Inc. .............................         31,514,389

Diversified Operations - 8.9%
     226,635    3M Co. ......................................         28,510,683
     999,538    Bombardier, Inc. - Class B ..................          8,596,506
     377,145    General Electric Co. ........................         11,898,925
     702,955    Honeywell International, Inc. ...............         25,784,389
      71,805    Illinois Tool Works, Inc. ...................          5,177,140

                                                                      79,967,643

Electronic Design Automation - 1.2%
     543,445    Cadence Design Systems, Inc.* ...............         11,129,754

Engineering - Research and Development - 1.1%
     234,360    Fluor Corp. .................................          9,686,099

Enterprise Software and Services - 0.7%
     618,120    Oracle Corp.* ...............................          6,205,925

Finance - Consumer Loans - 0.9%
     139,015    Household International, Inc. ...............          8,103,184

Finance - Investment Bankers/Brokers - 2.3%
     581,125    J.P. Morgan Chase & Co. .....................         20,397,487

Food - Meat Products - 0.5%
     349,605    Tyson Foods, Inc. - Class A .................     $    4,901,462

Food - Retail - 1.1%
     426,885    Kroger Co. ..................................          9,720,171

Home Furnishings - 1.0%
     210,530    Ethan Allen Interiors, Inc. .................          8,675,941

Hotels and Motels - 2.0%
     237,903    Fairmont Hotels & Resorts, Inc.
                  - New York Shares .........................          6,780,236
     283,695    Starwood Hotels & Resorts Worldwide, Inc. ...         10,723,671

                                                                      17,503,907

Instruments - Controls - 0.5%
     121,075    Mettler-Toledo International, Inc.* .........          4,655,334

Insurance Brokers - 2.4%
     216,865    Marsh & McLennan Companies, Inc. ............         21,920,714

Life and Health Insurance - 3.3%
     609,205    AFLAC, Inc. .................................         18,215,230
      76,495    CIGNA Corp. .................................          8,337,955
     116,640    UnumProvident Corp. .........................          3,293,914

                                                                      29,847,099

Medical - Biomedical and Genetic - 0.3%
      52,670    Amgen, Inc.* ................................          2,785,190

Medical - Drugs - 3.7%
      79,900    Eli Lilly and Co. ...........................          5,277,395
     204,290    Pfizer, Inc. ................................          7,425,942
     352,595    Wyeth .......................................         20,097,915

                                                                      32,801,252

Medical - Hospitals - 1.8%
     219,360    Tenet Healthcare Corp.* .....................         16,094,443

Multi-Line Insurance - 1.3%
     169,243    American International Group, Inc. ..........         11,698,076

Multimedia - 4.9%
     326,800    Entravision Communications Corp.* ...........          4,738,600
     116,105    Gannett Company, Inc. .......................          8,510,496
     344,363    Viacom, Inc. - Class B* .....................         16,219,497
     640,305    Walt Disney Co. .............................         14,842,270

                                                                      44,310,863

Networking Products - 0.3%
     614,120    Lucent Technologies, Inc.* ..................          2,824,952

Oil Companies - Exploration and Production - 1.4%
     282,810    Burlington Resources, Inc. ..................         12,565,248

Oil Companies - Integrated - 2.4%
     146,525    EnCana Corp. - New York Shares ..............          4,608,211
     431,010    Exxon Mobil Corp. ...........................         17,313,672

                                                                      21,921,883

Property and Casualty Insurance - 1.9%
     168,445    ACE, Ltd. ...................................          7,330,726
     105,135    XL Capital, Ltd. - Class A ..................          9,919,487

                                                                      17,250,213

Radio - 0.9%
     512,065    Spanish Broadcasting System, Inc. - Class A*           8,218,643

See Notes to Schedule of Investments.

                                       Janus Core Equity Fund  April 30, 2002  3

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JANUS CORE EQUITY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Reinsurance - 1.7%
       6,370    Berkshire Hathaway, Inc. - Class B* .........     $   15,498,210

Retail - Apparel and Shoe - 0.2%
     135,710    Gap, Inc. ...................................          1,914,868

Retail - Discount - 2.0%
     216,620    Target Corp. ................................          9,455,463
     144,025    Wal-Mart Stores, Inc. .......................          8,045,237

                                                                      17,500,700

Retail - Jewelry - 0.3%
      65,990    Tiffany & Co. ...............................          2,623,103

Rubber - Tires - 1.2%
     476,280    Goodyear Tire & Rubber Co. ..................         10,597,230

Semiconductor Components/Integrated Circuits - 1.7%
     163,130    Linear Technology Corp. .....................          6,339,232
     181,865    Maxim Integrated Products, Inc.* ............          9,056,877

                                                                      15,396,109

Super-Regional Banks - 2.5%
     116,170    Bank of America Corp. .......................          8,420,002
     609,208    U.S. Bancorp ................................         14,438,230

                                                                      22,858,232

Toys - 1.6%
     676,660    Mattel, Inc.* ...............................         13,966,262

Transportation - Air Freight - 1.1%
     307,475    CNF, Inc. ...................................          9,719,285

Transportation - Services - 0.8%
     140,335    FedEx Corp.* ................................          7,251,109
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Total Common Stock (cost $729,473,985) ......................        773,386,874
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Corporate Bonds - 0.8%
Brewery - 0.1%
$    780,000    Anheuser-Busch Companies, Inc., 6.00%
                  senior notes, due 4/15/11 .................            788,775

Broadcast Services and Programming - 0.4%
   3,733,000    Clear Channel Communications, Inc., 2.625%
                  convertible senior notes, due 4/1/03 ......          3,723,668

Cellular Telecommunications - 0.3%
   2,774,000    VoiceStream Wireless Corp., 10.375%
                  senior notes, due 11/15/09 ................          2,995,920
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Total Corporate Bonds (cost $7,651,013) .....................          7,508,363
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Preferred Stock - 4.1%
Automotive - Cars and Light Trucks - 3.1%
     199,820    Ford Motor Company Capital Trust II
                  convertible, 6.50% ........................         11,245,870
     223,275    General Motors Corp. - Series A
                  convertible, 4.50% ........................          6,238,303
      23,760    Porsche A.G. ................................         10,533,448

                                                                      28,017,621

Cable Television - 0.3%
      64,610    Cox Communications, Inc., convertible, 7.00%           3,056,053

Electric - Integrated - 0.3%
      72,445    Reliant Energy, Inc., convertible, 2.00%
                  (AOL Time Warner, Inc.)(omega) ............     $    2,399,741

Publishing - Newspapers - 0.4%
      50,455    Tribune Co., convertible, 2.00% .............          3,506,623
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Total Preferred Stock (cost $36,792,570) ....................         36,980,038
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U.S. Government Obligations - 0.2%
                Fannie Mae:
$  1,185,000      4.75%, due 11/14/03 .......................          1,212,871
   1,010,000      5.625%, due 5/14/04 .......................          1,049,794
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Total U.S. Government Obligations (cost $2,243,119) .........          2,262,665
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Time Deposits - 8.7%
                Societe Generale, New York
  40,000,000      1.8125%, 5/1/02 ...........................         40,000,000
                State Street Bank and Trust Co.
  37,900,000      1.875%, 5/1/02 ............................         37,900,000
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Total Time Deposits (cost $77,900,000) ......................         77,900,000
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Total Investments (total cost $854,060,687) - 100% ..........        898,037,940
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Liabilities, net of Cash, Receivables and Other Assets - 0% .          (305,124)
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Net Assets - 100% ...........................................     $  897,732,816
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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
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Bermuda                                              2.5%         $   22,484,575
Canada                                               2.2%             19,984,953
Germany                                              2.4%             21,649,738
Sweden                                               0.4%              3,494,115
Switzerland                                            0%                355,709
United Kingdom                                       1.4%             12,341,607
United States++                                     91.1%            817,727,243
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Total                                              100.0%         $  898,037,940

++Includes Short-Term Securities (82.4% excluding Short-Term Securities)

See Notes to Schedule of Investments.

4  Janus Core Equity Fund  April 30, 2002

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $    854,061

Investments at value                                                $    898,038
  Cash                                                                     1,154
  Receivables:
    Investments sold                                                       4,057
    Fund shares sold                                                       1,732
    Dividends                                                                343
    Interest                                                                 199
--------------------------------------------------------------------------------
Total Assets                                                             905,523
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Liabilities:
  Payables:
    Investments purchased                                                  5,487
    Fund shares repurchased                                                1,226
    Advisory fees                                                            484
    Transfer agent fees and expenses                                         156
  Accrued expenses                                                           437
--------------------------------------------------------------------------------
Total Liabilities                                                          7,790
--------------------------------------------------------------------------------
Net Assets                                                          $    897,733
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                           49,929

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      17.98
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                                       Janus Core Equity Fund  April 30, 2002  5

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STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $        879
  Dividends                                                                4,963
  Foreign tax withheld                                                      (27)
--------------------------------------------------------------------------------
Total Investment Income                                                    5,815
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                            2,689
  Transfer agent fees and expenses                                           926
  Registration fees                                                           20
  Postage and mailing expenses                                                60
  Custodian fees                                                              38
  Printing expenses                                                           90
  Audit fees                                                                   7
  Trustees' fees and expenses                                                  3
  Other expenses                                                              10
--------------------------------------------------------------------------------
Total Expenses                                                             3,843
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                    (109)
--------------------------------------------------------------------------------
Net Expenses                                                               3,734
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                               2,081
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                 (13,056)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                      66,265
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                    53,209
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $     55,290
--------------------------------------------------------------------------------

See Notes to Financial Statements.

6  Janus Core Equity Fund  April 30, 2002

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31, 2001
(all numbers in thousands)                                                 2002             2001

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $      2,081     $      7,456
  Net realized gain/(loss) from investment and
    foreign currency transactions                                      (13,056)        (108,515)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                     66,265        (114,106)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations          55,290        (215,165)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                (4,035)          (5,617)
  Net realized gain from investment transactions*                            --        (105,882)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                           (4,035)        (111,499)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                           240,917          347,259
  Reinvested dividends and distributions                                  3,872          106,992
  Shares repurchased                                                  (131,260)        (421,141)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                 113,529           33,110
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                   164,784        (293,554)
Net Assets:
  Beginning of period                                                   732,949        1,026,503
------------------------------------------------------------------------------------------------
  End of period                                                    $    897,733     $    732,949
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $    974,420     $    860,891
  Accumulated net investment income/(loss)*                               1,232            3,186
  Accumulated net realized gain/(loss) from investments*              (121,898)        (108,842)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                        43,979         (22,286)
------------------------------------------------------------------------------------------------
                                                                   $    897,733     $    732,949
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            13,376           17,726
  Reinvested distributions                                                  221            5,248
------------------------------------------------------------------------------------------------
Total                                                                    13,597           22,974
------------------------------------------------------------------------------------------------
  Shares repurchased                                                    (7,338)         (21,632)
Net Increase/(Decrease) in Fund Shares                                    6,259            1,342
Shares Outstanding, Beginning of Period                                  43,670           42,328
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        49,929           43,670
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $    413,929     $    899,852
  Proceeds from sales of securities                                     296,151          876,107
  Purchases of long-term U.S. government obligations                      6,221           32,825
  Proceeds from sales of long-term U.S. government obligations           11,932           25,710

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                       Janus Core Equity Fund  April 30, 2002  7

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999           1998           1997

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    16.78     $    24.25     $    22.57     $    15.59     $    13.98     $    11.29
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .04            .17            .15            .14            .05            .09
  Net gain/(loss) on securities
   (both realized and unrealized)                 1.25          (4.98)          2.25           7.17           2.47           3.11
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  1.29          (4.81)          2.40           7.31           2.52           3.20
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.09)          (.13)          (.14)          (.15)          (.03)          (.12)
  Distributions (from capital gains)*               --         (2.53)          (.58)          (.18)          (.88)          (.39)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.09)         (2.66)          (.72)          (.33)          (.91)          (.51)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    17.98     $    16.78     $    24.25     $    22.57     $    15.59     $    13.98
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   7.64%       (21.70)%         10.65%         47.22%         19.21%         29.46%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  897,733     $  732,949     $1,026,503     $  781,319     $  200,782     $   74,325
Average Net Assets for the Period
  (in thousands)                            $  834,620     $  875,515     $1,019,261     $  571,009     $  133,613     $   46,054
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.94%          0.95%          0.95%          1.02%          1.21%          1.48%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.91%          0.93%          0.93%          1.01%          1.18%          1.45%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***                0.50%          0.85%          0.65%          0.81%          0.41%          0.62%
Portfolio Turnover Rate***                         82%           115%           116%            81%           101%           180%

(1) See "Explanation of Charts and Tables."
   *See Note 3 in Notes to Financial Statements.
  **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

8  Janus Core Equity Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*       Non-income-producing security
(OMEGA) Rate is subject to change. Rate shown reflects current rate.

                                       Janus Core Equity Fund  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Core Equity Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures adopted by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the period ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amount of $10,137 in Janus Money Market Fund.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

10  Janus Core Equity Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portions of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                      Janus Core Equity Fund  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, plus $4.00 per shareholder account for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
           $15,571                    $11,681                    $95,886
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

12  Janus Core Equity Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, are available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

 Accumulated      Federal Tax       Unrealized       Unrealized          Net
Capital Losses       Cost          Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
$(105,049,533)    $857,619,136      $87,548,250     $(47,129,446)    $40,418,804
--------------------------------------------------------------------------------

                                      Janus Core Equity Fund  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on the previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

14  Janus Core Equity Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in management fees, average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                      Janus Core Equity Fund  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                 43,493,003       21,281,242          887,191           819,354
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                 48.93%      2.04%      1.89%       92.58%      3.86%      3.56%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                43,493,003        16,194,274          1,210,339         848,267         4,734,907
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                     37.24%      2.78%      1.95%     10.89%      70.45%       5.26%      3.69%     20.60%
---------------------------------------------------------------------------------------------------------------------------------

16 and 17  Janus Core Equity Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                 43,493,003        15,787,111         1,548,654         917,115         4,734,907
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                     36.30%      3.56%      2.11%     10.89%      68.67%       6.74%      3.99%     20.60%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                 43,493,003        15,757,187         1,584,009         911,684         4,734,907
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                     36.23%      3.64%      2.10%     10.89%      68.54%       6.89%      3.97%     20.60%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                 43,493,003        15,826,230         1,516,509         910,141         4,734,907
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                     36.39%      3.49%      2.09%     10.89%      68.84%       6.60%      3.96%     20.60%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Core Equity Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

20  Janus Core Equity Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

                                      Janus Core Equity Fund  April 30, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      CE55-06/02

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